Intangible Assets, Net (Details) - Schedule of estimated future amortization expense related to intangible assets	Dec. 31, 2021 USD ($)
Schedule of estimated future amortization expense related to intangible assets [Abstract]
2022	$ 3,531,230
2023	2,500,296
2024	2,140,538
2025	2,048,087
2026	2,048,087
Thereafter	10,243,970
Total	$ 22,512,208